PROVISIONS - Provisions overview (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Total	$ 2,786	$ 2,298
Short-term provisions	1,036	938
Long-term provisions	1,750	1,361
Environmental
Disclosure of other provisions [line items]
Total	544	506
Emission rights
Disclosure of other provisions [line items]
Total	717	420
Asset retirement obligations
Disclosure of other provisions [line items]
Total	510	478
Site restoration
Disclosure of other provisions [line items]
Total	119	109
Staff related obligations
Disclosure of other provisions [line items]
Total	242	144
Voluntary separation plans
Disclosure of other provisions [line items]
Total	83	86
Litigation and contingencies (see note 15)
Disclosure of other provisions [line items]
Total	339	305
Tax claims
Disclosure of other provisions [line items]
Total	86	79
Other legal claims and contingencies
Disclosure of other provisions [line items]
Total	253	226
Commercial agreements and onerous contracts
Disclosure of other provisions [line items]
Total	18	33
Other
Disclosure of other provisions [line items]
Total	$ 214	$ 217